Goodwill - Summary of goodwill balance allocated to CGU's (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 37,364	$ 29,170	$ 33,800
E-commerce and retail logistics for sports distribution business within the consumer health segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,194	0
Cancer genetic testing services within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	28,319	28,319
Sales of medical diagnostics products within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 851	$ 851